Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues by Products/Services (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Disaggregated Information of Revenues by Products/Services [Line Items]
Console game– subtotal	$ 123,263,543	$ 91,018,804	$ 68,075,142
Game publishing	16,029,523	3,431,680	6,103,312
Media advertising services- subtotal	2,238,364	2,716,089	3,265,701
Other revenue	541,156	368,128
TOTAL REVENUES	142,072,586	97,534,701	77,444,155
Console game [Member]
Schedule of Disaggregated Information of Revenues by Products/Services [Line Items]
Console game– subtotal	36,082,735	38,429,942	39,499,316
Console game code [Member]
Schedule of Disaggregated Information of Revenues by Products/Services [Line Items]
Console game– subtotal	87,180,808	52,588,862	28,575,826
Video marketing campaign services [Member]
Schedule of Disaggregated Information of Revenues by Products/Services [Line Items]
Media advertising services- subtotal	1,815,420	2,128,589	2,486,844
Social media advertising services [Member]
Schedule of Disaggregated Information of Revenues by Products/Services [Line Items]
Media advertising services- subtotal	$ 422,944	$ 587,500	$ 778,857